Loans and Financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans and financing	R$ 3,368,419	R$ 4,618,794	R$ 5,343,217
Gross debt	3,389,380	4,647,195
Transaction cost	(20,961)	(28,401)
Net debt	3,368,419	4,618,794
Loans and financing, current	217,827	1,231,205
Non-current portion of non-current loans received	3,150,592	3,387,589
Copel GeT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	527,192	1,671,679
Copel DIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	753,700	755,353
Itaú Unibanco S.A [Member] | Copel GeT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	0	1,036,260
Banco Do Brasil BNDES Transfer [Member] | Copel GeT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	53,967	37,507
BNDES [Member] | Copel GeT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	473,225	597,912
BNDES [Member] | Brisa Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	49,301	56,551
BNDES [Member] | São Bento Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	98,240	116,679
BNDES [Member] | Cutia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	477,502	497,199
BNDES [Member] | Costa Oeste Transmissora [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	6,613	8,657
BNDES [Member] | Marumbi Transmissora [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	9,551	11,972
Banco Do Brasil [Member] | Copel DIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	751,784	751,522
Caixa Economica Federal [Member] | Copel DIS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	1,916	3,831
Banco Do Nordeste Do Brasil [Member] | Jandaíra Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	165,041	178,407
Banco Do Nordeste Do Brasil [Member] | Vilas Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	486,428	505,155
Banco Do Nordeste Do Brasil [Member] | Aventura Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	299,015	313,777
Banco Do Nordeste Do Brasil [Member] | SRMN Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	516,797	R$ 531,766
Local Currency [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	3,169,285
Transaction cost	(18,693)
Net debt	R$ 3,150,592